SCHEDULE OF REVENUE BY GEOGRAPHICAL REGION (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Net sales	$ 2,440,000	$ 2,625,000	$ 4,866,000	$ 6,008,000	$ 29,198,000	$ 39,299,000	$ 47,512,000
North America [Member]
Net sales	2,316,000	2,625,000	4,742,000	6,008,000	28,763,000	38,298,000	46,396,000
AUSTRALIA
Net sales	$ 124,000		$ 124,000		205,000	670,000	679,000
Europe and United Kingdom [Member]
Net sales					226,000	331,000	359,000
Others [Member]
Net sales					$ 4,000		$ 78,000